Other Income, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Income, Net [Abstract]
Schedule of Other Income	Other income consisted of the following:
	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Waste sales	$4,781	$3,722
Loss on disposal of assets	(7,087)	-
Other, net	18,924	2,848
Total other income	$16,618	$6,570
Other income (expenses), net consisted of the following:
	For the years ended December 31,
	2023	2022
Donations	$(426)	$(446)
Waste sales	6,897	50,478
Loss on disposal of assets	(648)	-
Other	28,617	8,279
Total other income	$34,440	$58,311